RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
14.	RETIREMENT PLANS

As described in more detail below, Eastman offers various postretirement benefits to its employees.

 DEFINED CONTRIBUTION PLANS

The Company sponsors a defined contribution employee stock ownership plan (the "ESOP"), which is a component of the Eastman Investment Plan and Employee Stock Ownership Plan ("EIP/ESOP"), a plan under Section 401(a) of the Internal Revenue Code.  Eastman anticipates that it will make a contribution to the EIP/ESOP for the 2011 plan year for substantially all U.S. employees equal to 5 percent of their eligible compensation for that year.  Employees may allocate contributions to other investment funds within the EIP from the ESOP at any time without restrictions.  Allocated shares in the ESOP totaled 2,525,114; 2,763,982; and 3,017,424 shares as of December 31, 2011, 2010, and 2009, respectively.  Dividends on shares held by the EIP/ESOP are charged to retained earnings.  All shares held by the EIP/ESOP are treated as outstanding in computing earnings per share.

In July 2006, the Company amended its EIP/ESOP to provide a Company match of 50 percent of the first 7 percent of an employee's compensation contributed to the plan for employees who are hired on or after January 1, 2007.  Employees who are hired on or after January 1, 2007, are also eligible for the contribution to the ESOP as described above.

Charges for domestic contributions to the EIP/ESOP were $38 million, $35 million, and $34 million for 2011, 2010, and 2009, respectively.

DEFINED BENEFIT PENSION PLANS AND POSTRETIREMENT WELFARE PLANS

Pension Plans:

Eastman maintains defined benefit pension plans that provide eligible employees with retirement benefits.

Effective January 1, 2000, the Company's Eastman Retirement Assistance Plan, a U.S. defined benefit pension plan, was amended.  Employees' accrued pension benefits earned prior to January 1, 2000 are calculated based on previous plan provisions using the employee's age, years of service, and final average compensation as defined in the plans.  The amended plan uses a pension equity formula to calculate an employee's retirement benefits from January 1, 2000 forward.  Benefits payable will be the combined pre-2000 and post-1999 benefits.  Employees hired on or after January 1, 2007 are not eligible to participate in Eastman's U.S. defined benefit pension plans.

In August 2011, in connection with its acquisition of Sterling, the Company assumed Sterling's U.S. defined benefit pension plan.  Prior to the acquisition, the plan had been closed to new participants and was no longer accruing additional benefits.  For more information, see Note 3, "Acquisitions and Investments in Joint Ventures".

Benefits are paid to employees from trust funds.  Contributions to the trust funds are made as permitted by laws and regulations.  The pension trust fund does not directly own any of the Company's common stock.

Pension coverage for employees of Eastman's non-U.S. operations is provided, to the extent deemed appropriate, through separate plans.  The Company systematically provides for obligations under such plans by depositing funds with trustees, under insurance policies, or by book reserves.

Postretirement Welfare Plans:

Eastman provides a subsidy toward life insurance, health care, and dental benefits for eligible retirees hired prior to January 1, 2007, and a subsidy toward health care and dental benefits for retirees' eligible survivors.  In general, Eastman provides those benefits to retirees eligible under the Company's U.S. plans.  Similar benefits are also made available to retirees of Holston Defense Corporation ("HDC"), a wholly-owned subsidiary of the Company that, prior to January 1, 1999, operated a government-owned ammunition plant.

Eligible employees hired on or after January 1, 2007 have access to postretirement health care benefits, but Eastman does not provide a subsidy toward the premium cost of postretirement benefits for those employees.  A few of the Company's non-U.S. operations have supplemental health benefit plans for certain retirees, the cost of which is not significant to the Company.

In August 2011, in connection with its acquisition of Sterling, the Company assumed Sterling's postretirement welfare plan.  For more information, see Note 3, "Acquisitions and Investments in Joint Ventures".

Below is a summary balance sheet of the change in plan assets during 2011 and 2010, the funded status of the plans, amounts recognized in the Consolidated Statements of Financial Position, and a summary of amounts recognized in accumulated other comprehensive income.

Summary Balance Sheet

	Pension Plans		Postretirement Welfare Plans
(Dollars in millions)	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation, beginning of year	$1,621	$1,508	$827	$777
Service cost	45	44	9	9
Interest cost	87	85	44	44
Actuarial loss	57	75	36	40
Curtailment	--	6	--	--
Settlement	(7)	--		--
Acquisitions	142	--	6	--
Plan amendments and other	(2)	--	--	--
Plan participants' contributions	1	--	14	12
Effect of currency exchange	(2)	(16)	--	--
Benefits paid	(154)	(81)	(55)	(55)
Benefit obligation, end of year	$1,788	$1,621	$881	$827

Change in plan assets:
Fair value of plan assets, beginning of year	$1,178	$1,087	$52	$51
Actual return on plan assets	45	133	1	9
Effect of currency exchange	(3)	(14)	--	--
Company contributions	125	53	36	39
Reserve for third party contributions	--	--	7	(4)
Plan participants' contributions	1	--	14	12
Benefits paid	(154)	(81)	(55)	(55)
Settlements	(7)	--	--	--
Acquisitions	94	--	--	--
Fair value of plan assets, end of year	$1,279	$1,178	$55	$52

Funded status at end of year	$(509)	$(443)	$(826)	$(775)

Amounts recognized in the Consolidated Statements of Financial Position consist of:
Other noncurrent asset	$24	$9	$--	$--
Current liability	(3)	(8)	(42)	(40)
Noncurrent liability	(530)	(444)	(784)	(735)
Net amount recognized, end of year	$(509)	$(443)	$(826)	$(775)

Amounts recognized in accumulated other comprehensive income consist of:
Prior service credit	$(26)	$(36)	$(99)	$(125)

The accumulated benefit obligation basis for all defined benefit pension plans at the end of 2011 and 2010 was $1.7 billion and $1.5 billion, respectively.

The change in projected benefit obligation and change in net assets in 2011 reflects the impact on the U.S. defined benefit pension plan and the other postretirement welfare plan of the Sterling acquisition described in Note 3, "Acquisitions and Investments in Joint Ventures".

Components of net periodic benefit cost were as follows:

Summary of Benefit Costs and Other Amounts Recognized in Other Comprehensive Income

	Pension Plans			Postretirement Welfare Plans
(Dollars in millions)	2011	2010	2009	2011	2010	2009

Components of net periodic benefit cost:
Service cost	$45	$44	$42	$9	$9	$8
Interest cost	87	85	87	44	44	45
Expected return on assets	(100)	(85)	(77)	(2)	(3)	(3)
Curtailment (gain) charge (1)	--	4	--	(7)	--	--
Amortization of:
Prior service credit	(13)	(16)	(16)	(21)	(23)	(23)
Mark-to-market adjustment (2)	114	25	76	33	38	25
Net periodic benefit cost	$133	$57	$112	$56	$65	$52

Other changes in benefit obligations recognized in other comprehensive income:
Curtailment (3)	$--	$(2)	$--
Current year prior service credit	2	--	--
Amortization of:
Prior service credit	(13)	(16)	(16)
Total	$(11)	$(18)	$(16)

(1)
Includes $2 million charge in 2010 and $7 million gain in 2011 for the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations.  For more information, see Note 4, "Discontinued Operations and Assets Held for Sale."

(2)
Includes MTM adjustments for discontinued operations for 2010 and 2009 of $5 million and $7 million, respectively, for pension plans and $5 million and $3 million, respectively, for postretirement welfare plans.

(3)	For the Performance Polymers segment that was sold January 31, 2011 and is included in discontinued operations. For more information, see Note 4, "Discontinued Operations and Assets Held for Sale."

Net periodic benefit cost in 2011 reflects the impact on the U.S. defined benefit pension plan and the other postretirement welfare plan of the Sterling acquisition described in Note 3, "Acquisitions and Investments in Joint Ventures".

The estimated net prior service credit for the pension plans that will be amortized from accumulated other comprehensive income into net periodic cost in 2012 is $4 million.  The estimated net prior service credit for the postretirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic cost in 2012 is $20 million.

The assumptions used to develop the projected benefit obligation for the Company's significant U.S. and non-U.S. defined benefit pension plans and U. S. postretirement welfare plans are provided in the following tables.

	Pension Plans			Postretirement Welfare Plans
	2011	2010	2009	2011	2010	2009

Weighted-average assumptions used to determine benefit obligations for years ended December 31:
Discount rate	4.59%	5.33%	5.73%	4.96%	5.33%	5.76%
Rate of compensation increase	3.55%	3.60%	3.53%	3.50%	3.50%	3.50%
Health care cost trend
Initial				8.00%	8.00%	8.00%
Decreasing to ultimate trend of				5.00%	5.00%	5.00%
in year				2018	2017	2016

Weighted-average assumptions used to determine net periodic cost for years ended December 31:	2011	2010	2009	2011	2010	2009

Discount rate	5.33%	5.73%	6.05%	5.33%	5.76%	6.08%
Expected return on assets	8.24%	8.25%	8.47%	--	--	--
Rate of compensation increase	3.60%	3.53%	3.57%	3.50%	3.50%	3.50%
Health care cost trend
Initial				8.00%	8.00%	8.00%
Decreasing to ultimate trend of				5.00%	5.00%	5.00%
in year				2017	2016	2015

An eight percent rate of increase in per capita cost of covered health care benefits is assumed for 2012.  The rate is assumed to decrease gradually to five percent in 2018 and remain at that level thereafter.  A one percent increase or decrease in health care cost trend would have had no material impact on the 2011 service and interest costs or the 2011 benefit obligation, because the Company's contributions for benefits are fixed.

The fair value of plan assets for the domestic pension plans at December 31, 2011 and 2010 was $1,003 million and $925 million, respectively, while the fair value of plan assets at December 31, 2011 and 2010 for non-U.S. pension plans was $276 million and $253 million, respectively.  At December 31, 2011, the expected weighted-average long-term rate of return on the U.S. pension plans assets was 8.44 percent.  At December 31, 2010, the expected long-term rate of return on the U.S. pension plan assets was 8.75 percent.  The expected weighted-average long-term rate of return on non-U.S. pension plans assets was 6.44 percent and 6.40 percent at December 31, 2011 and 2010, respectively.

The following charts reflect the fair value of the defined pension plans assets as of December 31, 2011 and 2010:

(Dollars in millions)		Fair Value Measurements at December 31, 2011
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$9	$9	$--	$--
Debt:
Fixed Income (US)	80	50	30	--
Fixed Income (International)	155	--	155	--
US Treasury Securities	36	--	36	--
Public Equity Funds:
Domestic	407	32	375	--
International	199	12	187	--
International Commodities Funds	6	5	1	--
Private Equity, Real Estate Funds, and Other Alternative Investments	387	--	11	376
Total	$1,279	$108	$795	$376

(Dollars in millions)		Fair Value Measurements at December 31, 2010
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash	$16	$16	$--	$--
Debt:
Fixed Income (US)	28	--	28	--
Fixed Income (International)	125	--	125	--
US Treasury Securities	32	--	32	--
Public Equity Funds:
Domestic	408	--	408	--
International	216	--	216	--
Private Equity, Real Estate Funds, and Other Alternative Investments	353	--	9	344
Total	$1,178	$16	$818	$344

The Company valued assets with unobservable inputs (Level 3), specifically its alternative investments, investments in private equity and investments in real estate and other funds under the practical expedient method.  The practical expedient method allows reporting entities to use the most recently reported net asset value ("NAV") of qualifying investment companies provided it is not probable that the investment will be sold by the reporting entity at an amount different from the most recently reported NAV.

(Dollars in millions)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Private Equity	Real Estate	Other Alternative Investments(1)	Total
Balance at December 31, 2009	$107	$92	$105	$304
Distributions	(20)	(2)	(19)	(41)
Unrealized gains/(losses)	19	(9)	14	24
Purchases, contributions, and other	23	25	9	57
Balance at December 31, 2010	129	106	109	344
Distributions	(30)	(7)	(25)	(62)
Unrealized gains/(losses)	23	9	15	47
Purchases, contributions, and other	28	10	9	47
Balance at December 31, 2011	$150	$118	$108	$376

(1) Primarily consists of natural resource and energy related limited partnership investments.

The target allocation for the Company's U.S. pension plans for 2012 and the asset allocation at December 31, 2011 and 2010, by asset category, are as follows:

	Target Allocation	Plan Assets at December 31, 2011	Plan Assets at December 31, 2010
Asset category

Equity securities	57%	52%	57%
Debt securities	17%	13%	8%
Real estate	8%	11%	11%
Other investments(1)	18%	24%	24%
Total	100%	100%	100%

(1) Primarily consists of private equity and natural resource and energy related limited partnership investments.

The target allocation for the Company's non-U.S. pension plans for 2012 and the asset allocation at December 31, 2011 and 2010, by asset category, are as follows:

	Target Allocation	Plan Assets at December 31, 2011	Plan Assets at December 31, 2010
Asset category

Equity securities	32%	32%	38%
Debt securities	52%	57%	49%
Other investments(1)	16%	11%	13%
Total	100%	100%	100%

(1) Primarily consists of an annuity contract and alternative investments.

The Company's investment strategy for its defined benefit pension plans is to maximize long-term rate of return on plan assets within an acceptable level of risk in order to minimize the cost of providing pension benefits.  A periodic asset/liability study is conducted in order to assist in the determination and, if necessary, modification of the appropriate long-term investment policy for the plan.  The investment policy establishes a target allocation range for each asset class and the fund is managed within those ranges.  The plans use a number of investment approaches including investments in equity, real estate, and fixed income funds in which the underlying securities are marketable in order to achieve this target allocation.  The U.S. plan also invests in private equity and other funds.  Diversification is created through investment across various asset classes, geographies, fund managers and individual securities.  This investment process provides for a well-diversified portfolio with no significant concentration of risk.  The investment process is monitored by an investment committee comprised of various senior executives from within Eastman.

In August 2011, in connection with its acquisition of Sterling, the Company assumed Sterling's defined benefit pension plan.  The investment strategy with respect to Sterling's defined benefit pension assets is to invest the assets in accordance with applicable laws and regulations.  The long-term primary objectives for the pension assets are to: (1) provide for a reasonable amount of long-term growth of capital, with prudent exposure to risk, and protect the assets from erosion; (2) provide investment results that meet or exceed the plan's actuarially assumed long-term rate of return; and (3) move to matching the duration of the liabilities and assets of the plan to reduce potential risk.

The expected rate of return for all plans was determined primarily by modeling the expected long-term rates of return for the categories of investments held by the plans and the targeted allocation percentage against various potential economic scenarios.

The Company funded its U.S. defined benefit pension plans in the amount of $102 million in 2011 and $35 million in 2010.

Benefits expected to be paid from pension plans and benefits, net of participant contributions, expected to be paid for postretirement welfare obligations are as follows:

(Dollars in millions)	Pension Plans		Postretirement Welfare Plans
	U.S.	Non U.S.
2012	$130	$9	$47
2013	136	9	48
2014	137	10	49
2015	141	10	51
2016	140	11	53
2017-2021	688	57	290